CASH, CASH EQUIVALENTS AND RESTRICTED CASH - breakdown of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash, cash equivalents and restricted cash [line items]
Cash and cash equivalents	$ 231,362	$ 372,088
Restricted cash	11,494	10,310
US dollar
Cash, cash equivalents and restricted cash [line items]
Cash and cash equivalents	211,253	368,115
Singapore dollar
Cash, cash equivalents and restricted cash [line items]
Cash and cash equivalents	2,234	2,829
Chinese renminbi
Cash, cash equivalents and restricted cash [line items]
Cash and cash equivalents	2,484	37
Norwegian krone
Cash, cash equivalents and restricted cash [line items]
Cash and cash equivalents	12,589	1,104
Euro
Cash, cash equivalents and restricted cash [line items]
Cash and cash equivalents	2,791	$ 3
Hong Kong, Dollars
Cash, cash equivalents and restricted cash [line items]
Cash and cash equivalents	$ 11